Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Portfolio

March 31, 2021

VIPVAL-QTLY-0521
1.799871.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 0.7%
Liberty Global PLC Class C (a)	107,600	$2,748,104
Interactive Media & Services - 1.0%
Alphabet, Inc. Class A (a)	1,800	3,712,536
Media - 2.6%
Interpublic Group of Companies, Inc.	188,500	5,504,200
Nexstar Broadcasting Group, Inc. Class A	34,000	4,774,620
		10,278,820
Wireless Telecommunication Services - 1.4%
T-Mobile U.S., Inc.	45,090	5,649,326

TOTAL COMMUNICATION SERVICES		22,388,786

CONSUMER DISCRETIONARY - 7.8%
Distributors - 1.0%
LKQ Corp. (a)	92,700	3,923,991
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (a)	154,200	2,095,578
Hotels, Restaurants & Leisure - 2.5%
Caesars Entertainment, Inc. (a)	73,900	6,462,555
Marriott International, Inc. Class A	21,800	3,228,798
		9,691,353
Household Durables - 1.2%
Mohawk Industries, Inc. (a)	25,300	4,865,443
Internet & Direct Marketing Retail - 2.1%
eBay, Inc.	62,500	3,827,500
Expedia, Inc.	24,600	4,234,152
		8,061,652
Specialty Retail - 0.5%
Sally Beauty Holdings, Inc. (a)	100,400	2,021,052

TOTAL CONSUMER DISCRETIONARY		30,659,069

CONSUMER STAPLES - 7.3%
Beverages - 0.6%
Primo Water Corp.	150,000	2,439,000
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	112,300	5,037,778
Food Products - 2.6%
Darling Ingredients, Inc. (a)	94,900	6,982,742
Nomad Foods Ltd. (a)	116,600	3,201,836
		10,184,578
Household Products - 1.6%
Energizer Holdings, Inc. (b)	58,800	2,790,648
Spectrum Brands Holdings, Inc.	39,700	3,374,500
		6,165,148
Tobacco - 1.2%
Altria Group, Inc.	95,700	4,896,012

TOTAL CONSUMER STAPLES		28,722,516

ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Canadian Natural Resources Ltd.	150,900	4,664,968
Cenovus Energy, Inc. (Canada)	259,418	1,948,680
Cheniere Energy, Inc. (a)	63,800	4,594,238
Exxon Mobil Corp.	131,700	7,352,811
Hess Corp.	52,700	3,729,052
Royal Dutch Shell PLC Class A (United Kingdom)	2,492	48,442
		22,338,191
FINANCIALS - 22.5%
Banks - 2.9%
First Citizens Bancshares, Inc.	6,800	5,683,236
Wells Fargo & Co.	151,300	5,911,291
		11,594,527
Capital Markets - 3.3%
Ameriprise Financial, Inc.	25,700	5,973,965
Lazard Ltd. Class A	65,100	2,832,501
LPL Financial	30,700	4,364,312
		13,170,778
Consumer Finance - 7.1%
Capital One Financial Corp.	77,800	9,898,495
Discover Financial Services	77,600	7,371,224
OneMain Holdings, Inc.	109,300	5,871,596
SLM Corp.	266,400	4,787,208
		27,928,523
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	13,600	3,474,392
Voya Financial, Inc.	61,000	3,882,040
		7,356,432
Insurance - 7.3%
American Financial Group, Inc.	33,200	3,788,120
American International Group, Inc.	79,800	3,687,558
Assurant, Inc.	29,100	4,125,507
Fairfax Financial Holdings Ltd. (sub. vtg.)	9,100	3,972,153
Reinsurance Group of America, Inc.	27,900	3,516,795
The Travelers Companies, Inc.	62,800	9,445,120
		28,535,253

TOTAL FINANCIALS		88,585,513

HEALTH CARE - 10.8%
Biotechnology - 0.6%
AbbVie, Inc.	22,100	2,391,662
Health Care Equipment & Supplies - 0.6%
Hologic, Inc. (a)	30,000	2,231,400
Health Care Providers & Services - 4.1%
Centene Corp. (a)	79,000	5,048,890
Cigna Corp.	28,800	6,962,112
Laboratory Corp. of America Holdings (a)	15,800	4,029,474
		16,040,476
Pharmaceuticals - 5.5%
AstraZeneca PLC sponsored ADR (b)	65,400	3,251,688
Bristol-Myers Squibb Co.	84,800	5,353,424
Jazz Pharmaceuticals PLC (a)	22,074	3,628,303
Roche Holding AG (participation certificate)	19,964	6,467,206
Sanofi SA sponsored ADR	61,400	3,036,844
		21,737,465

TOTAL HEALTH CARE		42,401,003

INDUSTRIALS - 14.6%
Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	19,400	2,300,840
General Dynamics Corp.	20,300	3,685,668
		5,986,508
Air Freight & Logistics - 1.2%
FedEx Corp.	16,700	4,743,468
Building Products - 1.1%
Builders FirstSource, Inc. (a)	89,093	4,131,242
Commercial Services & Supplies - 0.9%
The Brink's Co.	45,300	3,589,119
Construction & Engineering - 2.3%
AECOM (a)	76,485	4,903,453
Willscot Mobile Mini Holdings (a)	143,300	3,976,575
		8,880,028
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC (a)	49,300	2,856,935
Machinery - 1.6%
Allison Transmission Holdings, Inc.	67,400	2,751,942
Stanley Black & Decker, Inc.	18,000	3,594,060
		6,346,002
Marine - 0.7%
Kirby Corp. (a)	46,300	2,790,964
Professional Services - 1.6%
Manpower, Inc.	33,300	3,293,370
Nielsen Holdings PLC	122,100	3,070,815
		6,364,185
Road & Rail - 0.8%
Ryder System, Inc.	42,800	3,237,820
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (a)	79,600	4,164,672
Univar, Inc. (a)	190,000	4,092,600
		8,257,272

TOTAL INDUSTRIALS		57,183,543

INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	17,600	3,671,712
Electronic Equipment & Components - 1.2%
Flex Ltd. (a)	257,200	4,709,332
IT Services - 1.8%
DXC Technology Co.	120,700	3,773,082
Rackspace Technology, Inc. (a)(b)	129,500	3,079,510
		6,852,592
Software - 1.3%
SS&C Technologies Holdings, Inc.	74,900	5,233,263

TOTAL INFORMATION TECHNOLOGY		20,466,899

MATERIALS - 6.5%
Chemicals - 3.3%
Olin Corp.	160,210	6,083,174
Tronox Holdings PLC	184,500	3,376,350
W.R. Grace & Co.	59,800	3,579,628
		13,039,152
Containers & Packaging - 2.5%
Berry Global Group, Inc. (a)	55,700	3,419,980
Crown Holdings, Inc.	36,109	3,504,017
WestRock Co.	54,400	2,831,520
		9,755,517
Metals & Mining - 0.7%
BHP Billiton Ltd. sponsored ADR (b)	37,500	2,602,125

TOTAL MATERIALS		25,396,794

REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Alexandria Real Estate Equities, Inc.	13,300	2,185,190
American Tower Corp.	10,700	2,557,942
Americold Realty Trust	49,500	1,904,265
CubeSmart	140,618	5,319,579
Digital Realty Trust, Inc.	27,000	3,802,680
Douglas Emmett, Inc.	67,000	2,103,800
Equity Lifestyle Properties, Inc.	65,100	4,142,964
		22,016,420
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (a)	240,500	3,924,960

TOTAL REAL ESTATE		25,941,380

UTILITIES - 5.2%
Electric Utilities - 2.6%
Edison International	81,400	4,770,040
PG&E Corp. (a)	461,000	5,398,310
		10,168,350
Gas Utilities - 1.0%
Spire, Inc.	51,800	3,827,502
Independent Power and Renewable Electricity Producers - 0.8%
Vistra Corp.	181,000	3,200,080
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	144,800	3,279,720

TOTAL UTILITIES		20,475,652

TOTAL COMMON STOCKS
(Cost $281,424,139)		384,559,346

Money Market Funds - 6.5%
Fidelity Cash Central Fund 0.06% (c)	15,496,535	15,499,635
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	10,243,981	10,245,006
TOTAL MONEY MARKET FUNDS
(Cost $25,744,641)		25,744,641
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $307,168,780)		410,303,987
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(17,431,760)
NET ASSETS - 100%		$392,872,227

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,140
Fidelity Securities Lending Cash Central Fund	3,421
Total	$4,561

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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